Employee Benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan expense	$ 2,511	$ 1,878	$ 1,813
Defined Contribution Plan, Tranche One
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Defined Contribution Plan, Tranche Two
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	2.00%
Defined contribution plan, employer matching contribution, percent of match	50.00%